Income Taxes (Details) - Schedule of income tax (benefit) provision	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Income Tax Benefit Provision Abstract
U.S. statutory federal rate	21.00%	21.00%
State income tax rate, net of federal benefit	6.00%	6.00%
Change in valuation allowance	(27.00%)	(27.00%)
Effective tax rate